Document and Entity Information	12 Months Ended
Dec. 31, 2017 shares
Document and Entity Information
Entity Registrant Name	BANCO BILBAO VIZCAYA ARGENTARIA, S.A.
Entity Central Index Key	0000842180
Document Type	20-F
Document Period End Date	Dec. 31, 2017
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity a Well known Seasoned Issuer	Yes
Entity a Voluntary Filer	No
Entity Reporting Status Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock	6,667,886,580
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2017